Leases - Components of Equipment Finance Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Reduction in the carrying amount of ROU assets, finance	$ 306	$ 148
Interest on finance lease liabilities	176	77
Total finance lease expense	482	225
Cash paid for amounts included in the measurement of lease liabilities, included in financing cash flows	$ 425	$ 163